Note 2. Summary of Significant Accounting Policies (Detail) - Estimated useful lives of property, plant and equipment	12 Months Ended
Oct. 31, 2012
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured
Building [Member] | Minimum [Member]
Property, plant and equipment useful lives	25 years
Building [Member] | Maximum [Member]
Property, plant and equipment useful lives	40 years
Equipment [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Equipment [Member] | Maximum [Member]
Property, plant and equipment useful lives	20 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment useful lives	10 years
Computer Systems [Member] | Minimum [Member]
Property, plant and equipment useful lives	3 years
Computer Systems [Member] | Maximum [Member]
Property, plant and equipment useful lives	7 years